Business Segments	12 Months Ended
Dec. 31, 2022
Business Segments
9.  BUSINESS SEGMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

AEP’s Reportable Segments

AEP’s primary business is the generation, transmission and distribution of electricity.  Within its Vertically Integrated Utilities segment, AEP centrally dispatches generation assets and manages its overall utility operations on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight.  Intersegment sales and transfers are generally based on underlying contractual arrangements and agreements.

AEP’s reportable segments and their related business activities are outlined below:

Vertically Integrated Utilities

•Generation, transmission and distribution of electricity for sale to retail and wholesale customers through assets owned and operated by AEGCo, APCo, I&M, KGPCo, KPCo, PSO, SWEPCo and WPCo.

Transmission and Distribution Utilities

•Transmission and distribution of electricity for sale to retail and wholesale customers through assets owned and operated by AEP Texas and OPCo.
•OPCo purchases energy and capacity to serve standard service offer customers and provides transmission and distribution services for all connected load.

AEP Transmission Holdco

•Development, construction and operation of transmission facilities through investments in AEPTCo. These investments have FERC-approved ROEs.
•Development, construction and operation of transmission facilities through investments in AEP’s transmission-only joint ventures. These investments have PUCT-approved or FERC-approved ROEs.

Generation & Marketing

•Contracted renewable energy investments and management services.
•Marketing, risk management and retail activities in ERCOT, MISO, PJM and SPP.
•Competitive generation in PJM.

The remainder of AEP’s activities are presented as Corporate and Other. While not considered a reportable segment, Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries, Parent’s guarantee revenue received from affiliates, investment income, interest income and interest expense, income tax expense and other nonallocated costs.
The tables below present AEP’s reportable segment income statement information for the years ended December 31, 2022, 2021 and 2020 and reportable segment balance sheet information as of December 31, 2022 and 2021.

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other (a)		Reconciling Adjustments		Consolidated
	(in millions)
	(as adjusted)
2022
Revenues from:
External Customers	$11,292.8	$5,489.6	$357.5	$2,448.9	$50.7		$—		$19,639.5
Other Operating Segments	184.7	22.4	1,319.5	18.0	59.2		(1,603.8)		—
Total Revenues	$11,477.5	$5,512.0	$1,677.0	$2,466.9	$109.9		$(1,603.8)		$19,639.5

Loss on the Expected Sale of the Kentucky Operations	$—	$—	$—	$—	$363.3		$—		$363.3
Asset Impairments and Other Related Charges	24.9	—	—	—	23.9		—		48.8
Establishment of 2017-2019 Virginia Triennial Review Regulatory Asset	(37.0)	—	—	—	—		—		(37.0)
Gain on Sale of Mineral Rights	—	—	—	(116.3)	—		—		(116.3)
Depreciation and Amortization	2,007.2	746.7	355.0	93.0	0.9		—		3,202.8
Interest Expense	650.9	328.0	169.3	51.8	308.9		(112.8)		1,396.1
Income Tax Expense (Benefit)	(93.8)	116.9	193.6	(83.1)	(128.2)		—		5.4
Equity Earnings (Loss) of Unconsolidated Subsidiaries	1.4	0.6	83.4	(192.4)	(2.4)		—		(109.4)
Net Income (Loss)	$1,296.2	$595.7	$676.8	$274.5	$(537.6)		$—		$2,305.6

Gross Property Additions	$4,164.6	$2,177.3	$1,470.8	$69.2	$25.9		$(28.8)		$7,879.0

Total Assets	$49,761.8	$22,920.2	$15,215.8	$4,520.1	$6,768.4	(b)	$(5,783.0)	(c)	$93,403.3

Investments in Equity Method Investees	$10.1	$3.0	$858.3	$337.6	$67.7		$—		$1,276.7

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other (a)		Reconciling Adjustments		Consolidated
	(in millions)
2021
Revenues from:
External Customers	$9,852.2	$4,464.1	$351.1	$2,108.3	$16.3		$—		$16,792.0
Other Operating Segments	146.3	28.8	1,175.1	55.4	55.9		(1,461.5)		—
Total Revenues	$9,998.5	$4,492.9	$1,526.2	$2,163.7	$72.2		$(1,461.5)		$16,792.0

Asset Impairments and Other Related Charges	$11.6	$—	$—	$—	$—		$—		$11.6
Depreciation and Amortization	1,747.6	690.3	306.0	80.9	0.9		—		2,825.7
Interest Expense	574.2	300.9	146.3	15.6	180.8		(18.7)		1,199.1
Income Tax Expense (Benefit)	(11.2)	77.5	159.6	(48.8)	(61.6)		—		115.5
Equity Earnings (Loss) of Unconsolidated Subsidiaries	3.4	—	75.0	(10.6)	23.9		—		91.7
Net Income (Loss)	$1,116.7	$543.4	$682.0	$210.2	$(64.2)		$—		$2,488.1

Gross Property Additions	$2,963.1	$1,766.0	$1,468.6	$232.8	$25.5		$(29.2)		$6,426.8

Total Assets	$46,974.2	$21,120.2	$13,873.3	$4,263.6	$5,846.5	(b)	$(4,409.1)	(c)	$87,668.7

Investments in Equity Method Investees	$33.5	$2.5	$830.4	$487.8	$93.3		$—		$1,447.5

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other (a)	Reconciling Adjustments	Consolidated
	(in millions)
2020
Revenues from:
External Customers	$8,753.2	$4,238.7	$297.4	$1,621.0	$8.2	$—	$14,918.5
Other Operating Segments	126.2	107.2	901.4	104.6	88.6	(1,328.0)	—
Total Revenues	$8,879.4	$4,345.9	$1,198.8	$1,725.6	$96.8	$(1,328.0)	$14,918.5

Depreciation and Amortization	$1,600.5	$751.1	$257.6	$72.8	$0.8	$—	$2,682.8
Interest Expense	565.0	289.2	133.2	24.0	196.4	(42.1)	1,165.7
Income Tax Expense (Benefit)	(7.0)	29.7	130.8	(108.0)	(5.0)	—	40.5
Equity Earnings of Unconsolidated Subsidiaries	2.9	—	82.4	3.2	2.6	—	91.1
Net Income (Loss)	$1,064.5	$496.4	$508.5	$216.9	$(89.6)	$—	$2,196.7

Gross Property Additions	$2,291.2	$2,108.1	$1,649.3	$197.0	$16.0	$(15.3)	$6,246.3

Investments in Equity Method Investees	$37.1	$2.1	$831.3	$467.0	$68.8	$—	$1,406.3

(a)Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries. This segment also includes Parent’s guarantee revenue received from affiliates, investment income, interest income, interest expense and other nonallocated costs.
(b)Includes elimination of AEP Parent’s investments in wholly-owned subsidiary companies.
(c)Reconciling Adjustments for Total Assets primarily include elimination of intercompany advances to affiliates and intercompany accounts receivable.
Registrant Subsidiaries’ Reportable Segments (Applies to all Registrant Subsidiaries except AEPTCo)

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business for APCo, I&M, PSO and SWEPCo, and an integrated electricity transmission and distribution business for AEP Texas and OPCo.  Other activities are insignificant.  The Registrant Subsidiaries’ operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.

AEPTCo’s Reportable Segments

AEPTCo Parent is the holding company of seven FERC-regulated transmission-only electric utilities. The seven State Transcos have been identified as operating segments of AEPTCo under the accounting guidance for “Segment Reporting.” The State Transcos business consists of developing, constructing and operating transmission facilities at the request of the RTOs in which they operate and in replacing and upgrading facilities, assets and components of the existing AEP transmission system as needed to maintain reliability standards and provide service to AEP’s wholesale and retail customers. The State Transcos are regulated for rate-making purposes exclusively by the FERC and earn revenues through tariff rates charged for the use of their electric transmission systems.

AEPTCo’s Chief Operating Decision Maker makes operating decisions, allocates resources to and assesses performance-based on these operating segments. The State Transcos operating segments all have similar economic characteristics and meet all of the criteria under the accounting guidance for “Segment Reporting” to be aggregated into one operating segment. As a result, AEPTCo has one reportable segment. The remainder of AEPTCo’s activity is presented in AEPTCo Parent. While not considered a reportable segment, AEPTCo Parent represents the activity of the holding company which primarily relates to debt financing activity and general corporate activities.

The tables below present AEPTCo’s reportable segment income statement information for the years ended December 31, 2022, 2021 and 2020 and reportable segment balance sheet information as of December 31, 2022 and 2021.

	State Transcos	AEPTCo Parent		Reconciling Adjustments		AEPTCo Consolidated
2022	(in millions)
Revenues from:
External Customers	$340.9	$—		$—		$340.9
Sales to AEP Affiliates	1,283.8	—		—		1,283.8
Other Revenues	(0.2)	—		—		(0.2)
Total Revenues	$1,624.5	$—		$—		$1,624.5

Depreciation and Amortization	$346.2	$—		$—		$346.2
Interest Income	0.7	177.8		(176.9)	(a)	1.6
Allowance for Equity Funds Used During Construction	70.7	—		—		70.7
Interest Expense	162.5	177.1		(176.9)	(a)	162.7
Income Tax Expense	169.1	—		—		169.1
Net Income	$594.2	$—	(b)	$—		$594.2

Gross Property Additions	$1,468.3	$—		$—		$1,468.3

Total Assets	$13,875.6	$4,817.4	(c)	$(4,878.8)	(d)	$13,814.2

	State Transcos	AEPTCo Parent		Reconciling Adjustments		AEPTCo Consolidated
2021	(in millions)
Revenues from:
External Customers	$315.1	$—		$—		$315.1
Sales to AEP Affiliates	1,153.9	—		—		1,153.9
Other Revenues	0.3	—		—		0.3
Total Revenues	$1,469.3	$—		$—		$1,469.3

Depreciation and Amortization	$297.3	$—		$—		$297.3
Interest Income	0.1	158.1		(157.7)	(a)	0.5
Allowance for Equity Funds Used During Construction	67.2	—		—		67.2
Interest Expense	141.2	157.7		(157.7)	(a)	141.2
Income Tax Expense	144.1	—		—		144.1
Net Income	$591.5	$0.2	(b)	$—		$591.7

Gross Property Additions	$1,442.7	$—		$—		$1,442.7

Total Assets	$12,564.3	$4,389.5	(c)	$(4,429.4)	(d)	$12,524.4

	State Transcos	AEPTCo Parent		Reconciling Adjustments		AEPTCo Consolidated
2020	(in millions)
Revenues from:
External Customers	$248.8	$—		$—		$248.8
Sales to AEP Affiliates	896.3	—		—		896.3
Other Revenue	0.6	—		—		0.6
Total Revenues	$1,145.7	$—		$—		$1,145.7

Depreciation and Amortization	$249.0	$—		$—		$249.0
Interest Income	0.9	149.6		(148.1)	(a)	2.4
Allowance for Equity Funds Used During Construction	74.0	—		—		74.0
Interest Expense	127.8	148.1		(148.1)	(a)	127.8
Income Tax Expense	106.5	0.2		—		106.7
Net Income	$422.3	$1.1	(b)	$—		$423.4

Gross Property Additions	$1,621.9	$—		$—		$1,621.9

(a)    Elimination of intercompany interest income/interest expense on affiliated debt arrangement.
(b)    Includes elimination of AEPTCo Parent’s equity earnings in the State Transcos.
(c)    Primarily relates to Notes Receivable from the State Transcos.
(d)    Primarily relates to elimination of Notes Receivable from the State Transcos.